Material Accounting Policies (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Material Accounting Policies [Abstract]
Revenue percentage	11.70%
Cash	€ 498,099		€ 502,585
Deferred offering cost	409,710
Interest on bank loan	€ 138,109	€ 66,572
One Customer [Member]
Material Accounting Policies [Abstract]
Revenue percentage	10.00%	12.30%
Insurance risk [member]
Material Accounting Policies [Abstract]
Cash	€ 100,000